Consolidated Statements of Cash Flows (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock Issued During Period, Shares, Warrants Exercised (in shares)	36,902
Conversion from Notes Payable to Convertible Preferred Stock [Member]
Notes payable cancelled in exchange for convertible preferred stock		$ 250,000
Conversion of Preferred Stock into Common Stock [Member]
Preferred stock converted (in shares)	2,686	2,664
Common stock issued (in shares)	716,790	14,819